Segment Information	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Segment Information
5.	Segment Information

Since the fourth quarter of 2015, the structure of the business units that management uses to make decisions about operating matters, and the main performance measures used for the purpose of allocating resources to the units had changed. Segment reporting was based on two business units, the LINE business and portal segment and the MixRadio segment.

However, the MixRadio segment was subsequently abandoned on March 21, 2016, and retrospectively classified as a discontinued operation in the Consolidated Statements of Profit or Loss. Refer to Note 23 Discontinued Operations for further details.

Segment information is presented for continuing operations. No operating segments have been aggregated to form the reportable segments. Refer to Note 3(27) Significant Accounting Policies for further details on the identification of operating segments.

(1)	Description of Reportable Segment

The Group has a single reportable segment:

LINE business and portal segment	–

The Group mainly operates a cross-platform messenger application, LINE, and provides communication and content and advertising services. Communication and content are primarily provided to end users via various communication and content. Communication mainly includes LINE Stickers. Content includes LINE Games and LINE PLAY. Others within Communication and Contents include LINE Friends service. Advertising services are provided via LINE advertising, livedoor blog and NAVER Matome. LINE advertising includes “messenger ads” such as LINE Official Accounts, LINE Sponsored Stickers and LINE Point Ads and “performance ads” on services such as Timeline and LINE NEWS.

(2)	Revenues from Major Services

The Group’s revenues from continuing operations from its major services for the years ended December 31, 2015, 2016 and 2017 are as follows:

	(In millions of yen)
	2015	2016	2017
LINE business and portal segment
Communication and content
Communication(1)	28,725	29,290	30,225
Content(2)	49,284	44,784	40,144
Others(3)	5,985	11,923	20,241

Sub-total	83,994	85,997	90,610

Advertising
LINE advertising(4)
Messenger ads	26,487	33,997	39,495
Performance ads	—	10,524	26,609
Sub-total	26,487	44,521	66,104
Portal advertising(5)	9,925	10,186	10,433

Sub-total	36,412	54,707	76,537

Total	120,406	140,704	167,147

(1)	Revenues from communication were mainly attributable to sales of LINE Stickers, Creator Stickers and Themes.
(2)	Revenues from content primarily consisted of sales of LINE Games and LINE PLAY’s virtual items.
(3)	Revenues from others primarily consisted of sales from LINE Friends service, LINE Part-time Job, LINE Pay service and LINE Mobile.
(4)	Revenues from LINE advertising consisted of fees from “messenger ads” such as LINE Official Accounts, Sponsored Stickers and LINE Points as well as “performance ads” on Timeline and LINE NEWS.
(5)	Revenues from portal advertising were mainly attributable to advertising revenue from web portals, livedoor and NAVER Matome.

(3)	Geographic Information

Revenues from external customers

Revenues from external customers classified by country or region were based on the locations of customers. Revenues attributable to communication and content have been classified based on the geographical location of the end users. Revenues attributable to advertising have been classified based on the geographical locations where the services were provided.

	(In millions of yen)
	2015	2016	2017
Japan (country of domicile)	84,780	100,939	121,283
Taiwan	17,058	15,614	16,630
Others	18,568	24,151	29,234

Total	120,406	140,704	167,147

Non-current operating assets

Non-current operating assets mainly consist of property and equipment and intangible assets.

	(In millions of yen)
	December 31, 2016	December 31, 2017
Japan (country of domicile)	10,661	23,089
Korea	3,219	10,605
Others	690	5,676

Total	14,570	39,370

(4)	Major Customers

No single customer accounted for 10 percent or more of the Group’s total revenues for the years ended December 31, 2015, 2016 and 2017.